ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of accrued expenses and other liabilities

	December 31,
	2022	2021

Employees and payroll accruals	$20,788	$19,597
Obligation related to acquisitions	331	8,725
Government authorities	10,758	6,706
Accrued expenses	5,185	4,560
Other short-term liabilities	807	743

	$37,869	$40,331